SEGMENT INFORMATION (Tables)	12 Months Ended
Dec. 30, 2017
SEGMENT INFORMATION
Summary of financial information by reportable segment

(In millions)	2017	2016	2015

Net sales to unaffiliated customers
Label and Graphic Materials	$4,511.7	$4,187.3	$4,032.1
Retail Branding and Information Solutions	1,511.2	1,445.4	1,443.4
Industrial and Healthcare Materials	590.9	453.8	491.4

Net sales to unaffiliated customers	$6,613.8	$6,086.5	$5,966.9

Intersegment sales
Label and Graphic Materials	$64.1	$63.4	$61.3
Retail Branding and Information Solutions	3.2	2.9	2.9
Industrial and Healthcare Materials	7.7	7.2	14.8

Intersegment sales	$75.0	$73.5	$79.0

Income from continuing operations before taxes
Label and Graphic Materials	$567.3	$516.2	$453.4
Retail Branding and Information Solutions	122.9	102.6	51.6
Industrial and Healthcare Materials	50.5	54.6	57.1
Corporate expense	(88.2)	(136.4)	(92.7)
Interest expense	(63.0)	(59.9)	(60.5)

Income from continuing operations before taxes	$589.5	$477.1	$408.9

Capital expenditures
Label and Graphic Materials	$125.5	$118.8	$68.3
Retail Branding and Information Solutions	48.8	50.9	51.0
Industrial and Healthcare Materials	19.5	7.2	19.6

Capital expenditures	$193.8	$176.9	$138.9

Depreciation and amortization expense
Label and Graphic Materials	$102.3	$103.1	$104.9
Retail Branding and Information Solutions	56.4	64.3	70.6
Industrial and Healthcare Materials	20.0	12.7	12.8

Depreciation and amortization expense	$178.7	$180.1	$188.3

Other expense, net by reportable segment
Label and Graphic Materials	$14.5	$13.0	$12.1
Retail Branding and Information Solutions	18.1	9.8	45.7
Industrial and Healthcare Materials	3.7	1.9	8.0
Corporate	.2	40.5	2.5

Other expense, net	$36.5	$65.2	$68.3

Other expense, net by type
Restructuring charges:
Severance and related costs	$31.2	$14.7	$52.5
Asset impairment charges and lease cancellation costs	2.2	5.2	7.0
Other items:
Transaction costs	5.2	5.0	–
Net gains on sales of assets	(2.1)	(1.1)	(1.7)
Net loss from curtailment and settlement of pension obligations	–	41.4	.3
Legal settlements	–	–	(.3)
Loss on sale of product line and related exit costs	–	–	10.5

Other expense, net	$36.5	$65.2	$68.3

Summary of net sales to unaffiliated customers

(In millions)	2017	2016	2015

Net sales to unaffiliated customers
U.S.	$1,557.8	$1,525.6	$1,546.8
Europe	2,041.6	1,838.8	1,753.0
Asia	2,250.5	1,996.1	1,924.0
Latin America	476.4	450.5	466.3
Other international	287.5	275.5	276.8

Net sales to unaffiliated customers	$6,613.8	$6,086.5	$5,966.9

Summary of property, plant and equipment, net

(In millions)	2017	2016	2015

Property, plant and equipment, net
U.S.	$286.4	$278.5	$263.4
International	811.5	636.7	584.5

Property, plant and equipment, net	$1,097.9	$915.2	$847.9